Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018	Jul. 02, 2020
Schedule of Equity Method Investments [Line Items]
Excess book value of equity method investments representing intangible assets and goodwill	$ 900
Revenue from Related Parties	300	$ 500	$ 800
Equity Securities without Readily Determinable Fair Value, Amount	1,100	$ 290
Equity Securities without Readily Determinable Fair Value, Net Book Value, Amount	215
Unrealized Gain on Securities	$ 973
A&E
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	50.00%
CTV Specialty Television, Inc.
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	30.00%
Endemol Shine Group
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest				50.00%
Seven TV
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	20.00%
Tata Sky Limited
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Interest	30.00%